Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

07054771

CERTNYS

1-33499

RECD S.E.C.
JUN 0 1 2007
1086

December 8, 2006

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
JUN 0 5 2007
THOMSON
FINANCIAL

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Wells Fargo Capital XI, 6.25% Enhanced Trust Preferred Securities (Enhanced TruPS) of Wells Fargo Capital XI (and the Guarantee with respect thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 1, 2007. Tentative listing date – June 5, 2007.

Sincerely,

Paras Madho

END